INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE [abstract]
Schedule of analysis of current year taxation charges
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Current income tax	379,482	355,579	435,991
Deferred income tax (Note 12)	10,827	(20,215)	(146,225)
	390,309	335,364	289,766

Schedule of reconciliation of income tax expense
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Profit before tax	1,544,009	1,347,132	1,068,800

Tax calculated at the statutory rate of 25% (2017 and 2016: 25%)	386,002	336,783	267,200

Effect of expenses not deductible for tax purposes	1,928	663	19,647
Effect of income not subject to tax	(3,277)	(3,354)	(3,432)
Tax losses for which no deferred tax asset was recognised	5,656	5,561	9,098
Adjustments for current tax of prior periods	-	(3,886)	(2,335)
Utilisation of previously unrecognised tax losses	-	(403)	(412)
Income tax expense	390,309	335,364	289,766